Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 31, 2012
Statement Of Cash Flows [Abstract]
Percentage of ownership in joint venture	50.00%
Purchase price of vessels	$ 179
Percentage of borrowings	80.00%